FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 iKang Shanghai Lujiazui	Mar. 31, 2012 iKang Shanghai Lujiazui	Mar. 31, 2012 iKang Shanghai Xikang Road	Mar. 31, 2012 Shenzhen Hospital Management	Mar. 31, 2014 Shanghai iKang Jianwei Health Management Co., Ltd	Mar. 31, 2014 PARENT COMPANY	Mar. 31, 2013 PARENT COMPANY	Mar. 31, 2012 PARENT COMPANY	Mar. 31, 2014 PARENT COMPANY iKang Shanghai Lujiazui	Mar. 31, 2012 PARENT COMPANY iKang Shanghai Lujiazui	Mar. 31, 2012 PARENT COMPANY iKang Shanghai Xikang Road	Mar. 31, 2012 PARENT COMPANY Shenzhen Hospital Management	Mar. 31, 2014 PARENT COMPANY Shanghai iKang Jianwei Health Management Co., Ltd	Mar. 31, 2014 Common stock	Mar. 31, 2013 Common stock	Mar. 31, 2012 Common stock	Mar. 31, 2014 Common stock PARENT COMPANY	Mar. 31, 2013 Common stock PARENT COMPANY	Mar. 31, 2012 Common stock PARENT COMPANY	Mar. 31, 2014 Additional paid-in capital	Mar. 31, 2013 Additional paid-in capital	Mar. 31, 2012 Additional paid-in capital	Mar. 31, 2014 Additional paid-in capital iKang Shanghai Lujiazui	Mar. 31, 2012 Additional paid-in capital iKang Shanghai Lujiazui	Mar. 31, 2012 Additional paid-in capital iKang Shanghai Xikang Road	Mar. 31, 2014 Additional paid-in capital PARENT COMPANY	Mar. 31, 2013 Additional paid-in capital PARENT COMPANY	Mar. 31, 2012 Additional paid-in capital PARENT COMPANY	Mar. 31, 2014 Additional paid-in capital PARENT COMPANY iKang Shanghai Lujiazui	Mar. 31, 2012 Additional paid-in capital PARENT COMPANY iKang Shanghai Lujiazui	Mar. 31, 2012 Additional paid-in capital PARENT COMPANY iKang Shanghai Xikang Road	Mar. 31, 2012 Additional paid-in capital PARENT COMPANY Shenzhen Hospital Management	Mar. 31, 2014 Accumulated deficit PARENT COMPANY	Mar. 31, 2013 Accumulated deficit PARENT COMPANY	Mar. 31, 2012 Accumulated deficit PARENT COMPANY	Mar. 31, 2014 Accumulated deficit PARENT COMPANY Shanghai iKang Jianwei Health Management Co., Ltd	Mar. 31, 2014 Accumulated other comprehensive income PARENT COMPANY	Mar. 31, 2013 Accumulated other comprehensive income PARENT COMPANY	Mar. 31, 2012 Accumulated other comprehensive income PARENT COMPANY	Mar. 31, 2011 Accumulated other comprehensive income PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	$ (124,195)								$ (124,195)	$ (52,212)	$ (48,245)									$ 65	$ 67	$ 65							$ 4,341	$ 4,711	$ 16,103					$ (133,123)	$ (60,928)	$ (66,826)		$ 3,764	$ 4,522	$ 3,938	$ 2,413
Balance (in shares)																	6,481,245	6,686,490	6,476,645	6,481,245	6,686,490	6,476,645
Share-based compensation	930	2,273	216						930	2,273	216												930	2,273	216				930	2,273	216
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement (in shares)																	1			1
Redesignation to Series F convertible redeemable participating preferred shares	(3,749)	(2,645)							(3,749)	(2,645)							(4)	(2)		(4)	(2)		(3,745)	(2,643)					(3,745)	(2,643)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)																	(311,572)	(205,245)		(311,572)	(205,245)
Addition of non-controlling interest in connection with acquisition								(172)								(172)																							(172)
Exercise of share options			136								136								1			1			135						135
Exercise of share options (in shares)			75,000																75,000			75,000
Exercise of share option to shareholders			271								271								1			1			1,762						1,762							(1,492)
Exercise of share option to shareholders (in shares)																			134,845			134,845
Change in effective ownership of iKang Zhejiang BVI			(95)								(95)														95						(95)
Purchase of non-controlling interest	(142)		(1,711)	(326)	(191)	(14,721)	29					(184)	(15)	(13,157)	(238)											(184)	(15)	(13,157)				(184)	(15)	(13,157)	(238)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	20,436	84,306	2,312						(20,436)	(84,306)	(2,312)																									(20,436)	(84,306)	(2,312)
Net income	21,607	12,111	9,702						21,607	12,111	9,702																									21,607	12,111	9,702
Foreign currency translation adjustment									(758)	584	1,525																													(758)	584	1,525
Balance	$ (126,957)	$ (124,195)							$ (126,957)	$ (124,195)	$ (52,212)									$ 61	$ 65	$ 67							$ 1,342	$ 4,341	$ 4,711					$ (132,124)	$ (133,123)	$ (60,928)		$ 3,764	$ 4,522	$ 3,938	$ 2,413
Balance (in shares)																	6,169,674	6,481,245	6,686,490	6,169,674	6,481,245	6,686,490